Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Segment Reporting Information [Line Items]
Net revenues	$ 4,900,262	$ 4,313,586	$ 2,997,760
Operating cost and expenses:
Cost of revenues	(2,183,291)	(2,050,960)	(1,409,438)
Selling and marketing	(783,959)	(660,586)	(444,693)
General and administrative	(1,444,463)	(1,251,615)	(953,583)
Unallocated corporate expenses	(4,472,012)	(3,963,161)	(2,807,714)
Segment operating income/(loss)	428,250	350,425	190,046
Unallocated items	93,877	84,483	111,383
Total assets	7,805,499	7,531,673	6,392,458
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	4,900,262	4,313,586	2,997,760
Operating cost and expenses:
Cost of revenues	(2,183,291)	(2,050,960)	(1,409,438)
Selling and marketing	(760,279)	(643,746)	(433,402)
General and administrative	(1,164,724)	(965,561)	(681,589)
Segment operating income/(loss)	428,250	350,425	190,046
Unallocated items	93,877	84,483	111,383
Income before income taxes	522,127	434,908	301,429
Total assets	4,102,001	3,654,992	2,269,368
Corporate, Non-Segment [Member]
Operating cost and expenses:
Unallocated corporate expenses	(363,718)	(302,894)	(283,285)
Total assets	3,703,498	3,876,681	4,123,090
Educational Services and Test Preparation Courses [Member]
Operating cost and expenses:
Total assets	2,682,938	2,217,342	1,728,371
Educational Services and Test Preparation Courses [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,456,189	2,716,174	1,914,865
Operating cost and expenses:
Cost of revenues	(1,319,315)	(1,027,889)	(793,423)
Selling and marketing	(414,669)	(348,121)	(261,606)
General and administrative	(913,775)	(755,074)	(519,765)
Segment operating income/(loss)	808,430	585,090	340,071
Total assets	2,682,938	2,217,342	1,728,371
Private label products and livestreaming e-commerce and other services [Member]
Operating cost and expenses:
Total assets	846,535	831,620	282,558
Private label products and livestreaming e-commerce and other services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	600,281	900,614	557,508
Operating cost and expenses:
Cost of revenues	(410,377)	(677,270)	(345,211)
Selling and marketing	(121,421)	(124,975)	(45,611)
General and administrative	(78,778)	(77,626)	(34,238)
Segment operating income/(loss)	(10,295)	20,743	132,448
Total assets	846,535	831,620	282,558
Overseas Study Consulting Services [Member]
Operating cost and expenses:
Total assets	125,030	119,725	109,422
Overseas Study Consulting Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	516,367	439,744	354,764
Operating cost and expenses:
Cost of revenues	(251,782)	(214,602)	(179,284)
Selling and marketing	(103,015)	(92,865)	(80,528)
General and administrative	(79,071)	(57,204)	(61,861)
Segment operating income/(loss)	82,499	75,073	33,091
Total assets	125,030	119,725	109,422
Others [Member]
Operating cost and expenses:
Total assets	447,498	486,305	149,017
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	327,425	257,054	170,623
Operating cost and expenses:
Cost of revenues	(201,817)	(131,199)	(91,520)
Selling and marketing	(121,174)	(77,785)	(45,657)
General and administrative	(93,100)	(75,657)	(65,725)
Segment operating income/(loss)	(88,666)	(27,587)	(32,279)
Total assets	$ 447,498	$ 486,305	$ 149,017